Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	BUNGE GLOBAL SA
Entity Incorporation, State or Country Code	V8
Entity File Number	000-56607
Entity Tax Identification Number	98-1743397
Entity Address, Address Line One	Route de Florissant 13
Entity Address, City or Town	Geneva
Entity Address, Postal Zip Code	1206
City Area Code	314
Local Phone Number	292-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares, $0.01 par value per share
Trading Symbol	BG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Country	CH
Entity Central Index Key	0001996862
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Oct. 30, 2026